Risk management - Disclosure of concentrations by risk factor, trading risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Time horizon	1 day
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 13.5	€ 11.6	€ 12.3
Expected shortfall	12.5
Market risk | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.8	10.5	9.9
Expected shortfall	11.1
Market risk | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.0	2.7	2.7
Expected shortfall	5.0
Market risk | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.0	6.2	6.3
Expected shortfall	6.2
Market risk | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.5
Market risk | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.6
Market risk | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.8
Market risk | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.2
Market risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.7	14.1	10.5
Market risk | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.4	12.2	9.3
Market risk | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.0	2.3	2.5
Market risk | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3	8.0	5.9
Market risk | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	19.3
Market risk | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.7
Market risk | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.4
Market risk | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	13.3
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(17.1)	(15.5)	(13.4)
Expected shortfall	(18.9)
Diversification effect | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(13.8)	(14.2)	(12.6)
Expected shortfall	(14.9)
Diversification effect | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.5)	(1.1)	(0.6)
Expected shortfall	(0.5)
Diversification effect | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(6.6)	(4.2)	(5.1)
Expected shortfall	(7.6)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(8.5)
Diversification effect | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(5.3)
Diversification effect | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.3)
Diversification effect | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.3)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.9)	(14.6)	(12.9)
Diversification effect | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(10.5)	(10.4)	(9.3)
Diversification effect | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.7)	(0.8)	(0.7)
Diversification effect | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(6.2)	(5.0)	(4.9)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(27.3)
Diversification effect | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(21.6)
Diversification effect | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(2.6)
Diversification effect | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.2)
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.1	9.9	9.1
Expected shortfall	11.5
Interest rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.2	10.1	7.1
Expected shortfall	9.3
Interest rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.0	2.7	2.7
Expected shortfall	5.0
Interest rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.6	5.5	5.8
Expected shortfall	5.4
Interest rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.9
Interest rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.6
Interest rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.8
Interest rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.3
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.2	12.6	9.6
Interest rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.1	10.2	7.7
Interest rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.7	2.2	2.5
Interest rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3	7.0	5.5
Interest rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	20.3
Interest rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16.5
Interest rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.3
Interest rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.6
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.0	5.5	5.1
Expected shortfall	6.1
Equities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.5	5.8
Expected shortfall	5.3
Equities | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0	0.1	0.0
Expected shortfall	0.0
Equities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.4	1.7	1.1
Expected shortfall	2.5
Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.4
Equities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.5
Equities | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Equities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2	4.2	3.5
Equities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8	3.6	3.3
Equities | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2	0.1	0.1
Equities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.4	1.6	1.2
Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3
Equities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.1
Equities | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.5
Equities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.7
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	3.6	5.7
Expected shortfall	4.9
Exchange rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.2	3.3	4.5
Expected shortfall	5.2
Exchange rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.5	1.0	0.6
Expected shortfall	0.5
Exchange rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.0	0.9	3.8
Expected shortfall	2.9
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3
Exchange rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.1
Exchange rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.3
Exchange rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.5
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.3	4.8	4.2
Exchange rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.5	3.4	2.8
Exchange rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.8	0.8	0.6
Exchange rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2	2.7	2.8
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.4
Exchange rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.7
Exchange rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.2
Exchange rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.0
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.1	5.8	5.1
Expected shortfall	5.9
Credit spread | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.1	5.8	5.1
Expected shortfall	5.9
Credit spread | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7
Credit spread | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.3	5.4	4.8
Credit spread | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.3	5.4	4.8
Credit spread | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.4
Credit spread | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.4
Commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.6	2.3	0.7
Expected shortfall	3.0
Commodities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.3	0.0	0.0
Expected shortfall	0.3
Commodities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.6	2.3	0.7
Expected shortfall	3.0
Commodities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Commodities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Commodities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Commodities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.6	1.7	1.3
Commodities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2	0.0	0.0
Commodities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.6	€ 1.7	€ 1.3
Commodities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2
Commodities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.6
Commodities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 3.2